DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
Disclosure of discontinued operations [Abstract]
DISCONTINUED OPERATIONS

3.        DISCONTINUED OPERATIONS

On February 24, 2017, Feishang Mining Holdings Limited (“Feishang Mining”), a wholly-owned subsidiary of CHNR, and Wuhu City Feishang Industrial Development Co., Ltd. (“Wuhu Industrial”), as nominee for Feishang Mining (collectively referred to as the “Sellers”), entered into an agreement with Shen Yandi, an unrelated individual (the “Purchaser”), pursuant to which the Sellers sold and the Purchaser purchased, all of the Sellers’ right, title and interest in and to the outstanding capital stock of Wuhu Feishang Mining Development Co. Limited (“Wuhu Feishang”), which had been previously included in the Group’s non-ferrous metals segment, at a cash consideration of CNY1.00 million (US$0.15 million). The disposal was completed on March 3, 2017.

On December 29, 2017, CHNR sold all of CHNR’s rights, title and interest in and to the outstanding capital stock (the “Equity Interests”) of Double Grow and its subsidiaries (including Antay Pacha) to Shanghai Kangzheng Investment Management Co., Ltd. (the “Purchaser”), an unrelated third party. The purchase price for the Equity Interests was CNY17.19 million (US$2.64 million) (the “Purchase Price”), including the payment of CNY9.38 million (US$1.44 million) in indebtedness of Double Grow to CHNR, which was recognized in other receivables (Note 9(a)) and cash consideration of CNY7.81 million (US$1.20 million). The disposal was completed on December 29, 2017.

Wuhu Feishang and Double Grow were the primary contributor to the Group’s exploration and mining-non-ferrous metals segment and copper smelting segment, respectively, which represented separate major lines of business with separately identifiable operations and cash flows. Accordingly, the results of Wuhu Feishang and Double Grow are classified and separately reported as "discontinued operations" in the consolidated statement of profit or loss for the year ended December 31, 2017. The comparative amounts reported in the consolidated statement of profit or loss and related notes have been revised accordingly to reflect the reclassification between continuing operations and the discontinued operations. In addition, the gain or loss recognized on the disposal of Wuhu Feishang and Double Grow were included in the results of the discontinued operations. With Wuhu Feishang and Double Grow being classified as discontinued operations, the exploration and mining-non-ferrous metals segment and copper smelting segment businesses are no longer included in the note for operating segment information.

(a)	Discontinued operation of Wuhu Feishang

The results of Wuhu Feishang are presented below:

	2015	2016	For the period from January 1, 2017 to March 3, 2017
	CNY	CNY	CNY

Revenue	18,342	—	—
Cost of sales	(31,936)	—	—
Gross Profit	(13,594)	—	—
Selling expenses	(31)	(23)	—
Administrative expenses	(14,487)	(6,588)	(991)
Losses arising from temporary suspension of production	(830)	(4,073)	(641)
Reversal of write-down of inventories to net realizable value	5,474	1,744	—
Impairment loss on property, plant and equipment	(7,542)	—	—
Other operating income	412	393	61

OPERATING LOSS	(30,598)	(8,547)	(1,571)

Finance costs	(422)	(258)	(30)
Interest income	892	119	9
Non-operating income/(expenses), net	(106)	(2,267)	230
LOSS BEFORE INCOME TAX	(30,234)	(10,953)	(1,362)
LOSS FOR THE PERIOD FROM WUHU FEISHANG	(30,234)	(10,953)	(1,362)

Gain on disposal of Wuhu Feishang	—	—	12,340
(LOSS)/PROFIT FOR THE PERIOD FROM WUHU FEISHANG	(30,234)	(10,953)	10,978

The details of the net assets of Wuhu Feishang as at March 3, 2017 are as follows:

March 3, 2017
CNY
Net assets disposed of:

Property, plant and equipment	7,613
Rehabilitation fund	3,983
Inventories	5,644
Prepayments	73
Other receivables	47
Cash and cash equivalents	18
Trade payables	(30)
Other payables and accrued liabilities	(13,303)
Taxes payable	(5,316)
Due to related companies	(5,117)
Asset retirement obligations	(4,952)
Net assets disposed of:	(11,340)

Gain on disposal of Wuhu Feishang	12,340
Consideration	1,000

Satisfied by:
Cash received	1,000

The net cash flows incurred by Wuhu Feishang, excluding the cash consideration received from disposal of Wuhu Feishang are as follows:

	2015	2016	For the period from January 1, 2017 to March 3, 2017
	CNY	CNY	CNY

Operating activities	(42,785)	(16,632)	(2,727)
Investing activities	(5,927)	(81)	60
Financing activities	35,711	1,920	1,793
Net cash outflows	(13,001)	(14,793)	(874)

An analysis of the cash flows of cash and cash equivalents in respect of the disposal of Wuhu Feishang is as follows:

March 3, 2017
CNY
Cash consideration received	1,000
Less: Cash and cash equivalents disposed of	(18)
Net cash inflows from the disposal of Wuhu Feishang	982

(b)	Discontinued operation of Double Grow

The results of Double Grow are presented below:

	2015	2016	For the period from January 1, 2017 to December 29, 2017
	CNY	CNY	CNY

Administrative expenses	(2,099)	(3,907)	(5,966)
Other operating expenses, net	(3,836)	(3,575)	—

OPERATING LOSS	(5,935)	(7,482)	(5,966)

Finance costs	(20)	(72)	(78)
Non-operating income/(expenses), net	13	(84)	(840)
LOSS BEFORE INCOME TAX	(5,942)	(7,638)	(6,884)
LOSS FOR THE PERIOD FROM DOUBLE GROW	(5,942)	(7,638)	(6,884)

Loss on disposal of Double Grow	—	—	(27,911)
LOSS FOR THE PERIOD FROM DOUBLE GROW	(5,942)	(7,638)	(34,795)

The details of the net assets of Double Grow as at December 29, 2017 are as follows:

December 29, 2017
CNY
Net assets disposed of:

Property, plant and equipment	45,442
Intangible assets	5
Inventories	5,659
Trade and bills receivables	340
Prepayments	572
Other receivables	5,962
Cash and cash equivalents	807
Trade payables	(786)
Other payables and accrued liabilities	(2,561)
Taxes payable	(621)
Due to related companies	(21,994)
Asset retirement obligations	(386)
Net assets disposed of:	32,439
Exchange fluctuation reserve	3,280
35,719

Loss on disposal of Double Grow	(27,911)
Consideration	7,808

Satisfied by:
Cash received	7,808

The net cash flows incurred by Double Grow, excluding the cash consideration received from disposal of Double Grow are as follows:

	2015	2016	For the period from January 1, 2017 to December 29, 2017
	CNY	CNY	CNY

Operating activities	(4,913)	(11,879)	(5,796)
Investing activities	(12,061)	(4,453)	(5,823)
Financing activities	25,922	5,915	10,173
Net foreign exchange difference	(1,564)	303	(100)
Net cash inflows/(outflows)	7,384	(10,114)	(1,546)

An analysis of the cash flows of cash and cash equivalents in respect of the disposal of Double Grow is as follows:

December 29, 2017
CNY
Cash consideration received	7,808
Less: Cash and cash equivalents disposed of	(807)
Net cash inflows from the disposal of Double Grow	7,001

The results of the above discontinued operations are presented below:

	2015	2016	2017
	CNY	CNY	CNY

Loss per share from the discontinued operations (Presented in CNY per share)
Basic	(1.45)	(0.74)	(0.95)
Diluted	(1.45)	(0.74)	(0.95)

The calculations of basic and diluted loss per share from the discontinued operations are based on:
	2015	2016	2017
	CNY	CNY	CNY

Loss attributable to owners of the Company from the discontinued operations	(36,176)	(18,591)	(23,817)

Weighted average number of ordinary shares in issue during the period used in the loss per share calculations:
Basic (Note 16)	24,910,916	24,910,916	24,910,916
Diluted (Note 16)	24,910,916	24,910,916	24,910,916